OTHER LOAN PAYABLE (Tables)	12 Months Ended
Mar. 31, 2025
Other Loan Payable
Schedule of other loan payable
	March 31,	March 31,
	2025	2024
GTS (formerly Thales Canada)	$508,621	$741,168
Less: other loan payable - current	(508,621)	(488,692)
Other loan payable – non-current	$-	$252,476

Schedule of maturity debt
Year en d ing March 31,
2026	$521,711
Less: imputed interest	(13,090)
Total	$508,621